Consolidated Statements of Changes in Stockholders' Equity (Deficit) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Defecit Development Stage [Member]
Balance, value at Jul. 19, 2011
Balance, shares at Jul. 19, 2011
Issuance of common stock to founder for cash, July 20, 2011, $0.0002 per share	9,000	4,500	4,500
Issuance of common stock to founder for cash, July 20, 2011, $0.0002 per share, shares		45,000,000
Net loss	(100)			(100)
Balance, value at Jul. 31, 2011	8,900	4,500	4,500	(100)
Balance, shares at Jul. 31, 2011		45,000,000
Issuance of common stock for cash, December 6, 2011, $0.002 per share	34,500	1,725	32,775
Issuance of common stock for cash, December 6, 2011, $0.002 per share, shares		17,250,000
Net loss	(51,275)			(51,275)
Balance, value at Jul. 31, 2012	(7,875)	6,225	37,275	(51,375)
Balance, shares at Jul. 31, 2012	62,250,000	62,250,000
Discount on issuance of convertible note payable	167,075		167,075
Net loss	(517,371)			(517,371)
Balance, value at Jul. 31, 2013	(358,171)	6,225	204,350	(568,746)
Balance, shares at Jul. 31, 2013	62,250,000	62,250,000
Shares issued for conversion of notes payable	60,000	300	59,700
Shares issued for conversion of notes payable, shares	3,000,000	3,000,000
Discount on issuance of convertible note payable	717,904		717,904
Net loss	(824,157)			(824,157)
Balance, value at Apr. 30, 2014	$ (404,424)	$ 6,525	$ 981,954	$ (1,392,903)
Balance, shares at Apr. 30, 2014	65,250,000	65,250,000